Acquisitions - Additional Information (Details) $ in Thousands, £ in Millions				1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 GBP (£)	Jan. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Silver Lake Transaction [Member]
Restructuring Cost And Reserve [Line Items]
Fair value of consideration transferred			$ 1,576,000	$ 1,575,958
Cash, net of cash acquired				$ 1,556,810
Closing costs & transaction expenses						$ 31,800
March 2021 U K Acquisition [Member]
Restructuring Cost And Reserve [Line Items]
Cash, net of cash acquired	$ 7,588	£ 5.4			$ 7,600